Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2023	Dec. 31, 2022
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		₩ 2,054,021	₩ 3,181,791
Non-current financial assets at fair value through profit or loss		657,264	527,717
Financial assets at fair value through profit or loss
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		2,054,021	3,181,791
Non-current financial assets at fair value through profit or loss		490,589	301,121
Financial assets at fair value through profit or loss | Beneficiary Certificate
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		130,363	294
Non-current financial assets at fair value through profit or loss		107,252	121,406
Financial assets at fair value through profit or loss | Cooperative
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		6,735	6,329
Financial assets at fair value through profit or loss | Others
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss	[1]	1,923,658	3,181,497
Non-current financial assets at fair value through profit or loss	[1]	376,602	173,386
Financial assets designated as at fair value through profit or loss | Debt with embedded derivatives
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Current financial assets at fair value through profit or loss		0	0
Non-current financial assets at fair value through profit or loss		₩ 166,675	₩ 226,596

[1]	‘Others’ include MMT, etc.